EXHIBIT 99.1

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Jul-20	15-Jul-20	17-Aug-20
To	31-Jul-20	17-Aug-20
Days	33

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$55,395,833.33
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	263,729,166.67

Required Participation Amount	$263,729,166.67
Excess Receivables	$258,643,149.52
Excess Funding Account	$63,234,260.95

Total Collateral	585,606,577.13

Collateral as Percent of Notes	46.85%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,815,010,706.53
Total Principal Collections	($1,650,557,136.27)
Investment in New Receivables	$1,533,137,966.98
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,000,774.91)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($631,327,022.26)
Less Servicing Adjustment	($2,264,696.55)

Ending Balance	$3,028,999,043.52

SAP for Next Period	17.25%

Average Receivable Balance	$3,104,422,480.11
Monthly Payment Rate	53.17%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$7,765,190.00
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$7,765,190.00

Series Allocation Percentage at Month-End	17.25%
Floating Allocation Percentage at Month-End	84.73%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	833,333,333.33
Payout	—
Additions	208,333,333.33

Ending Balance	1,041,666,666.66

Distributions to Investors
Days	33
LIBOR	0.174750%
Applicable Margin	0.320000%
	0.494750%

	Actual	Per $1000
Interest	566,901.04	0.45
Principal	—	—

		0.45
Total Due Investors	566,901.04
Servicing Fee	575,962.14

Excess Cash Flow	(8,174.06)

Reserve Account
Required Balance	$23,735,625.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$23,735,625.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.66%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	37.16%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.